Related Party Transactions (Details) - Schedule of purchase from related parties - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions (Details) - Schedule of purchase from related parties [Line Items]
Total purchase from related parties	$ 618,278	$ 739,424	$ 492,202
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of purchase from related parties [Line Items]
Total purchase from related parties	401,341	667,156	492,202
Palpito [Member]
Related Party Transactions (Details) - Schedule of purchase from related parties [Line Items]
Total purchase from related parties	122,520	37,677
Qingzhiliangpin [Member]
Related Party Transactions (Details) - Schedule of purchase from related parties [Line Items]
Total purchase from related parties	79,653	8,100
Tokyo Lifestyle Limited [Member]
Related Party Transactions (Details) - Schedule of purchase from related parties [Line Items]
Total purchase from related parties	879	26,491
YST (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of purchase from related parties [Line Items]
Total purchase from related parties	$ 13,885